S-K 1602, SPAC Registered Offerings	Aug. 05, 2026 USD ($)
SPAC Offering Prospectus Summary [Line Items]
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We have 15 months from the closing of this offering to consummate our initial business combination (or up to 21 months from the closing of this offering if we extend the period of time to consummate a business combination, as described in more detail in this prospectus).
SPAC Offering Forepart, De-SPAC Consummation Timeframe	15 months
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]	The nominal purchase price paid by our Sponsor and other initial shareholders for the founder shares may significantly dilute the implied value of your public shares in the event we consummate an initial business combination, and our Sponsor and other initial shareholders are likely to make a substantial profit on their investment in us in the event we consummate an initial business combination, even if the business combination causes the trading price of our ordinary shares to decline materially.
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Business Strategy and Acquisition Criteria

Our Investment Focus and Value-Creation Strategy

We intend to leverage our management team’s combined expertise in cross-border operations, capital markets, and transformational leadership to identify and partner with a company positioned for accelerated growth through access to U.S. public markets.

While we may evaluate opportunities across multiple sectors and geographies, we are particularly interested in companies where our team’s specific experience can serve as a catalyst for value creation. We believe our competitive edge lies in identifying businesses that can benefit from one or more of the following:

Cross-Border Optimization: Target businesses with established operations in international markets that seek to enhance their global profile, corporate governance, and access to capital through a U.S. listing. Our team’s on-the-ground experience and networks can facilitate this complex transition.

Operational Enhancement and Scale: Companies with proven business models and strong unit economics that require strategic guidance, M&A execution capability, or operational expertise to scale efficiently. Members of our team have direct experience in growing revenues, improving profitability, and integrating acquisitions at both public and private companies.

Corporate Transformation and Governance: Businesses at an inflection point that would benefit from the strategic oversight, public company readiness, and capital allocation discipline that our directors and officers have implemented throughout their careers.

We will seek a target that we believe can achieve a public market valuation significantly higher than its private market valuation, with the trust capital serving as a foundation for growth. Our goal is not merely to complete a transaction, but to build a long-term partnership that creates sustainable shareholder value.

These criteria are not intended to be exhaustive. Any evaluation relating to the merits of a particular initial business combination may be based, to the extent relevant, on these general guidelines as well as other considerations, factors and criteria that our management may deem relevant.

In the event that we decide to enter into our initial business combination with a target business that does not meet the above criteria and guidelines, we will disclose that the target business does not meet the above criteria and guidelines in our shareholder communications related to our initial business combination, which, as discussed in this prospectus, would be in the form of proxy solicitation or tender offer materials that we would file with the U.S. Securities and Exchange Commission (the “SEC”).

We will either (i) seek shareholder approval of our initial business combination at a meeting called for such purpose at which public shareholders may seek to redeem their public shares, regardless of whether they vote for or against, or abstain from voting on, the proposed business combination, for cash from the trust account in the amount equal to their pro rata portion of the aggregate amount then on deposit in the trust account (net of income taxes payable and up to $100,000 for liquidation expenses) or (ii) provide our public shareholders with the opportunity to sell their public shares to us by means of a tender offer (and thereby avoid the need for a shareholder vote) for an amount equal to their pro rata share of the aggregate amount then on deposit in the trust account (net of income taxes payable and up to $100,000 for liquidation expenses), in each case subject to the limitations described herein. Notwithstanding the foregoing, our founders have agreed, pursuant to written letter agreements with us, not to convert any ordinary shares held by them into their pro rata portion of the aggregate amount then on deposit in the trust account. The decision as to whether we will seek shareholder approval of our proposed business combination or allow shareholders to sell their shares to us in a tender offer will be made by us, solely in our discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require us to seek shareholder approval. If we so choose and we are legally permitted to do so, we will have the flexibility to avoid a shareholder vote and allow our shareholders to sell their shares pursuant to the tender offer rules of the SEC. In that case, we will file tender offer documents with the SEC which will contain substantially the same financial and other information about the initial business combination as is required under the SEC’s proxy rules.

We will have until 15 months from the closing of this offering to consummate an initial business combination. If we anticipate that we may not be able to consummate our initial business combination within 15 months from the closing of this offering, we may, but are not obligated to, extend the period of time to consummate a business combination two times by an additional three months each time (for a total of up to 21 months to complete a business combination), provided that our Sponsor or its designee must deposit into the trust account for each three-month extension $2,500,000, or $2,875,000 if the underwriters’ over-allotment option is exercised in full ($0.10 per share in either case), up to an aggregate of $5,000,000 or $5,750,000 if the underwriters’ over-allotment option is exercised in full, on or prior to the date of the applicable deadline. Our public shareholders will not be afforded an opportunity to vote on our extension of time to consummate an initial business combination from 15 months to up to 21 months described above or redeem their shares in connection with such extensions. If we are unable to consummate our initial business combination within such time period, unless we extend such period pursuant to our second amended and restated memorandum and articles of association, we will, as promptly as possible but not more than ten (10) business days thereafter, redeem 100% of our issued and outstanding public shares for a pro rata portion of the funds held in the trust account, including a pro rata portion of any interest earned on the funds held in the trust account and not previously released to us or necessary to pay our taxes, and then seek to liquidate and dissolve. However, we may not be able to distribute such amounts as a result of claims of creditors which may take priority over the claims of our public shareholders. In the event of our liquidation and subsequent dissolution, the public rights will expire and will be worthless.

If we are unable to consummate our initial business combination within this time period, we will liquidate the trust account and distribute the proceeds held therein to our public shareholders by way of redeeming their shares and dissolve. If we are forced to liquidate, we anticipate that we would distribute to our public shareholders the amount in the trust account calculated as of the date that is two (2) days prior to the distribution date (including any accrued interest net of income taxes payable). Prior to such distribution, we would be required to assess all claims that may be potentially brought against us by our creditors for amounts they are actually owed and make provision for such amounts, as creditors take priority over our public shareholders with respect to amounts that are owed to them. We cannot assure you that we will properly assess all claims that may be potentially brought against us. As such, our shareholders could potentially be liable for any claims of creditors to the extent of distributions received by them as an unlawful payment in the event we enter an insolvent liquidation. In the event of our liquidation and subsequent dissolution, the public rights will expire and will be worthless.

If we cannot complete our initial business combination within the 21-month period, we may seek to further amend our then existing second amended and restated memorandum and articles of association to extend the time period under which we may complete our initial business combination beyond 21 months. If we do not complete our initial business combination within the 15 month period, while we do not currently intend to seek shareholder approval to amend our second amended and restated memorandum and articles of association to extend the amount of time we will have to consummate an initial business combination, we may elect to do so in the future. There is no limit on the number of extensions that we may seek. As provided in our second amended and restated memorandum and articles of association, our second amended and restated memorandum and articles of association may be amended if approved by holders of at least two-thirds of such company’s issued and outstanding ordinary shares who attend and vote at a general meeting or by way of unanimous written resolution, and that our public shareholders shall be provided with the opportunity to redeem their public shares upon the approval of any such amendment, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest (net of income taxes payable and up to $100,000 for liquidation expenses), divided by the number of then issued and outstanding public shares. If we determine not to extend, or fail to obtain shareholder approval to extend the time period to consummate our initial business combination, and the time to consummate our initial business combination expires, the founder shares and private shares held by our initial shareholders including our Sponsor will be worthless. For more details of consequences to our Sponsor if we do not complete a business combination timely or fail to extend the period under which we must complete a business combination, see “Proposed Business — Automatic Liquidation of Trust Account if No Business Combination” on page 117 of this prospectus.

Pursuant to the Nasdaq listing rules, our initial business combination must be with a target business or businesses whose collective fair market value is at least equal to 80% of the balance in the trust account (excluding taxes payable on the income earned on the trust account) at the time of the execution of a definitive agreement for such business combination, although this may entail simultaneous acquisitions of several target businesses. The fair market value of the target business will be determined by our board of directors based upon one or more standards generally accepted by the financial community (such as actual and potential sales, earnings, cash flow and/or book value). Our board of directors will have broad discretion in choosing the standard used to establish the fair market value of any prospective target business. The target business or businesses that we acquire may have a collective fair market value substantially in excess of 80% of the trust account balance. We will not be required to comply with the 80% fair market value requirement if we are delisted from Nasdaq.

We are not required to obtain an opinion from an unaffiliated third party that the target business we select has a fair market value in excess of at least 80% of the balance of the trust account unless our board of directors cannot make such determination on its own. We are also not required to obtain an opinion from an unaffiliated third party indicating that the price we are paying is fair to our shareholders from a financial point of view unless the target is affiliated with our officers, directors, founders or their affiliates.

We currently anticipate structuring our initial business combination to acquire 100% of the equity interests or assets of the target business or businesses. We may, however, structure our initial business combination where we merge directly with the target business or where we acquire less than 100% of such interests or assets of the target business in order to meet certain objectives of the target management team or shareholders or for other reasons, but we will only complete such business combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended, or the Investment Company Act. Even if the post-transaction company owns or acquires 50% or more of the voting securities of the target, our shareholders prior to the business combination may collectively own a minority interest in the post-transaction company, depending on valuations ascribed to the target and us in the business combination transaction. For example, we could pursue a transaction in which we issue a substantial number of new shares in exchange for all of the outstanding capital stock of a target. In this case, we could acquire a 100% controlling interest in the target; however, as a result of the issuance of a substantial number of new shares, our shareholders immediately prior to our initial business combination could own less than a majority of our issued and outstanding shares subsequent to our initial business combination. If less than 100% of the equity interests or assets of a target business or businesses are owned or acquired by the post-transaction company, only the portion of such target business or businesses that is owned or acquired is what will be valued for purposes of the 80% fair market value test.

We expect that approximately $750,000 of net proceeds not held in the trust account will be available to us immediately following the closing of this offering. If the funds not held in the trust account are insufficient to meet our working capital needs, our Sponsor, officers and directors or their affiliates or designees may, but are not obligated to, loan us funds from time to time or at any time in whatever amount they deem reasonable in their sole discretion. As a result, we currently do not have any plan to seek financing following the closing of this offering. We also understand that searching for and identifying target businesses, undertaking in-depth due diligence, negotiating an initial business combination and maintaining a public company will be expensive and associated with various fees, and in some situations the target company may request additional financing as a closing condition. Moreover, although we have not selected any specific business combination target, we intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private units. As a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemption by public shareholders, we may be required to seek additional financing to complete such proposed initial business combination.

We cannot assure you that such financing will be available on acceptable terms, if at all. To the extent that additional financing proves to be unavailable when needed to complete our initial business combination, we would be compelled to either restructure the transaction or abandon that particular business combination and seek an alternative target business candidate. Further, we may be required to obtain additional financing in connection with the closing of our initial business combination for general corporate purposes, including for maintenance or expansion of operations of the post-transaction businesses, the payment of principal or interest due on indebtedness incurred in completing our initial business combination, or to fund the purchase of other companies. If we are unable to complete our initial business combination, our public shareholders may only receive their pro rata portion of the funds in the trust account that are available for distribution to public shareholders, and our rights will expire worthless. In addition, even if we do not need additional financing to complete our initial business combination, we may require such financing to fund the operations or growth of the target business. The failure to secure additional financing could have a material adverse effect on the continued development or growth of the target business. None of our officers, directors or shareholders is required to provide any financing to us in connection with or after our initial business combination. Raising additional third party financing may involve dilutive equity issuances or the incurrence of indebtedness at higher than desirable levels.

For further information, see “Risk Factors — We may issue additional ordinary shares or preference shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. Any such issuances would dilute the interest of our shareholders and likely present other risks” on page 69, and “Risk Factors — We may be unable to obtain additional financing to complete our initial business combination or to fund the operations and growth of a target business, which could compel us to restructure or abandon a particular business combination.” on page 56 of this prospectus.

SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
De-SPAC Consummation Timeframe, Duration	15 months
De-SPAC Consummation Timeframe, How Extended [Text Block]	If we anticipate that we may not be able to consummate our initial business combination within 15 months from the closing of this offering, we may, but are not obligated to, extend the period of time to consummate a business combination two times by an additional three months each time (for a total of up to 21 months to complete a business combination), provided that our Sponsor or its designee must deposit into the trust account for each three-month extension $2,500,000, or $2,875,000 if the underwriters’ over-allotment option is exercised in full ($0.10 per share in either case), up to an aggregate of $5,000,000 or $5,750,000 if the underwriters’ over-allotment option is exercised in full, on or prior to the date of the applicable deadline.
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	If we anticipate that we may not be able to consummate our initial business combination within 15 months from the closing of this offering, we may, but are not obligated to, extend the period of time to consummate a business combination two times by an additional three months each time (for a total of up to 21 months to complete a business combination), provided that our Sponsor or its designee must deposit into the trust account for each three-month extension $2,500,000, or $2,875,000 if the underwriters’ over-allotment option is exercised in full ($0.10 per share in either case), up to an aggregate of $5,000,000 or $5,750,000 if the underwriters’ over-allotment option is exercised in full, on or prior to the date of the applicable deadline. Our public shareholders will not be afforded an opportunity to vote on our extension of time to consummate an initial business combination from 15 months to up to 21 months described above or redeem their shares in connection with such extensions. If we are unable to consummate our initial business combination within such time period, unless we extend such period pursuant to our second amended and restated memorandum and articles of association, we will, as promptly as possible but not more than ten (10) business days thereafter, redeem 100% of our issued and outstanding public shares for a pro rata portion of the funds held in the trust account, including a pro rata portion of any interest earned on the funds held in the trust account and not previously released to us or necessary to pay our taxes, and then seek to liquidate and dissolve. However, we may not be able to distribute such amounts as a result of claims of creditors which may take priority over the claims of our public shareholders. In the event of our liquidation and subsequent dissolution, the public rights will expire and will be worthless.If we are unable to consummate our initial business combination within this time period, we will liquidate the trust account and distribute the proceeds held therein to our public shareholders by way of redeeming their shares and dissolve. If we are forced to liquidate, we anticipate that we would distribute to our public shareholders the amount in the trust account calculated as of the date that is two (2) days prior to the distribution date (including any accrued interest net of income taxes payable). Prior to such distribution, we would be required to assess all claims that may be potentially brought against us by our creditors for amounts they are actually owed and make provision for such amounts, as creditors take priority over our public shareholders with respect to amounts that are owed to them. We cannot assure you that we will properly assess all claims that may be potentially brought against us. As such, our shareholders could potentially be liable for any claims of creditors to the extent of distributions received by them as an unlawful payment in the event we enter an insolvent liquidation.
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	false
SPAC, Securities Offered, Material Terms [Text Block]	Securities offered 25,000,000 units, at $10.00 per unit, each unit consisting of one ordinary share and one right. Each right entitles the holder thereof to receive one-third (1/3) of one Class A ordinary share upon consummation of our initial business combination, as described in more detail in this prospectus.
SPAC, Securities Offered, Redemption Rights [Text Block]	The initial shareholders have agreed to waive their redemption rights with respect to its private shares (i) in connection with the consummation of a business combination, (ii) in connection with a shareholder vote to amend our second amended and restated memorandum and articles of association to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within 15 months after the closing of this offering (or up to 21 months from the completion of this offering if we extend the period of time to consummate a business combination by the full amount of time), and (iii) if we fail to consummate a business combination within 15 months after the closing of this offering (or up to 21 months from the completion of this offering if we extend the period of time to consummate a business combination by the full amount of time) or if we liquidate prior to the expiration of the 15-month period (or up to 21 months from the completion of this offering if we extend the period of time to consummate a business combination by the full amount of time). However, our Sponsor will be entitled to redemption rights with respect to any public shares held by it if we fail to consummate a business combination or liquidate within the 15-month period (or up to 21 months if we extend the period of time to consummate a business combination by the full amount of time).
SPAC, Trust or Escrow Account, Material Terms [Text Block]

Net proceeds of $250,000,000 (or $287,500,000 if the over-allotment option is exercised in full) from this offering and the proceeds we will receive from the sale of the private units, or $10.00 per unit sold to the public in this offering (regardless of whether or not the over-allotment option is exercised) (which amount is less expenses of the offering plus the contributed value of the private units) will be placed in a United States-based trust account maintained by Continental Stock Transfer & Trust Company Co. acting as trustee pursuant to an agreement to be signed on the date of this prospectus. Except as set forth below, the proceeds held in the trust account will not be released until the earlier of the completion of an initial business combination and our redemption of 100% of the outstanding public shares if we have not completed a business combination in the required time period. Therefore, except as set forth below, unless and until an initial business combination is consummated, the proceeds held in the trust account will not be available for our use for any expenses related to this offering or expenses which we may incur related to the investigation and selection of a target business and the negotiation of an agreement to acquire a target business.

Notwithstanding the foregoing, there can be released to us from the trust account any interest earned on the funds in the trust account that we need to pay our income or other tax obligations, and, if applicable, up to $100,000 of interest to pay liquidation expenses (which interest shall be net of income taxes payable). Aside from these exceptions, expenses incurred by us may be paid prior to a business combination only from the net proceeds of this offering not held in the trust account. Additionally, in order to meet our working capital needs following the consummation of this offering until completion of an initial business combination, our founders, officers and directors or their affiliates or designees may, but are not obligated to, loan us funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion.  Separately, our sponsor or its affiliates may, but are not obligated to, provide working capital loans of up to $750,000, which, at the lender’s discretion, may be converted into units at a price of $10.00 per unit, in addition to the convertible notes in connection with the potential extensions. These units would be identical to the private units. In the event that the initial business combination does not close, we may use a portion of the working capital held outside the trust account to repay such loaned amounts, but no proceeds from our trust account would be used for such repayment.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 250,000,000
SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]
Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
The Sponsor	6,574,833 Class B ordinary shares without the exercise of over-allotment option; or up to 7,824,833 ordinary shares with the exercise of the over-allotment option (1)	$20,413, or $0.0031 per Class B ordinary share without the exercise of over-allotment option, or $0.0026 per Class B ordinary share with the exercise of the over-allotment option in full

	172,500 private units without the exercise of over-allotment option; or up to 191,250 private units with the exercise of over-allotment option (2)	$1,725,000, or $10.00 per unit (without the exercise of over-allotment option); or $1,912,500, or $10.00 per unit (with the exercise of over-allotment option)

	Up to $475,000	Repayment of loans made to us by our sponsor to cover offering-related and organizational expenses.

	$10,000 per month up to $150,000 (or $210,000 if the period to complete an initial business combination is extended in accordance with the second amended and restated memorandum and articles of association)	Office space, administrative and support services, until consummation of our business combination

	Up to $750,000 in working capital loans may be converted into private units at a price of $10.00 per unit	Working capital loans to finance transaction costs in connection with an intended initial business combination.

	Up to $5,000,000 (or up to $5,750,000 if over-allotment option is exercised in part or in full) in loans to extend the period that we must complete an initial business combination from 15 months following the closing of the offering to up to 21 months following the closing of the offering in accordance our second amended and restated memorandum and articles of association, evidenced by extension convertible notes to be repaid in cash or converted into units at a price of $10.00 per unit	Loan in support of our potential extension to allow additional time for us to complete an initial business combination

	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination
(1)	Assumes no exercise of the over-allotment option and the full forfeiture of 1,250,000 founder shares that are subject to forfeiture by our Sponsor depending on the extent to which the underwriters’ over-allotment option is exercised. Also assumes the full purchase of 950,000 founder shares by the at-risk investors.

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

The difference between the public offering price per share of ordinary shares, assuming no value is attributed to the units included in the units we are offering pursuant to this prospectus or the private units, and the pro forma net tangible book value per share of our ordinary shares after this offering constitutes the dilution to investors in this offering. Net tangible book value per share is determined by dividing our net tangible book value, which is our total tangible assets less total liabilities (including the value of ordinary shares which may be redeemed for cash), by the number of issued and outstanding ordinary shares.

As of February 28, 2026, our net tangible book deficit was $47,473, or approximately $0.00 per share of ordinary shares. For purposes of the dilution calculation, in order to present the maximum estimated dilution as a result of this offering, we have assumed (i) the issuance of one-third (1/3) of a share for each right outstanding, as such issuance will occur upon a business combination without the payment of additional consideration and (ii) the number of ordinary shares included in the units offered hereby will be deemed to be 33,333,333 ordinary shares (consisting of 25,000,000 ordinary shares included in the units we are offering by this prospectus and 8,333,333 ordinary shares for the outstanding rights), and the price per share in this offering will be deemed to be $7.50. After giving effect to the sale of 25,000,000 ordinary shares included in the units we are offering by this prospectus (or 28,750,000 ordinary shares if the underwriters’ over-allotment option is exercised in full) and assuming the issuance of 8,333,333 ordinary shares upon the conversion of the rights included in the units (or 9,583,333 ordinary shares if the underwriters’ over-allotment option is exercised in full)), the sale of the private units and estimated expenses of this offering, our pro forma net tangible book value at February 28, 2026, would have been $250,753,777 or $5.85 per share (or $288,253,777 or $5.85 per share if the underwriters’ over-allotment option is exercised in full), representing an immediate increase in net tangible book value of $5.85 per share (or $5.85 per share if the underwriters’ over-allotment option is exercised in full) to our initial shareholders and an immediate dilution of $1.65 per share, or 22.00% (or $1.65 per share, or 22.00%, if the underwriters’ over-allotment option is exercised in full) to new investors not exercising their conversion/tender rights.

	Without	With
	Over-allotment	Over-allotment
Public offering price	7.50	7.50
Net tangible book value before this offering	0.00	0.00
Increase attributable to public shareholders and private sales	5.85	5.85
Pro forma net tangible book value after this offering	5.85	5.85
Dilution to public shareholders	1.65	1.65
Percentage of dilution to public shareholders	22.00%	22.00%

In addition, the table below shows material probable transactions or sources of dilution and the extent of such dilution that non-redeeming public shareholders could experience in connection with the closing of this offering. The table below assumes: Scenario A) 25% of the maximum number of our public shares are redeemed, Scenario B) 50% of the maximum number of our public shares are redeemed, Scenario C) 75% of maximum number of our public shares are redeemed, and Scenario D) the maximum number of our public shares are redeemed that would permit us to maintain net tangible assets of $5,000,001.

As of February 28, 2026
	Without Over-Allotment Option Exercised
	Scenario A 25% of maximum redemptions(1)	Scenario B 50% of maximum redemptions(2)	Scenario C 75% of maximum redemptions(3)	Scenario D maximum redemptions(4)
Offering price of $7.50 included in the units (adjusted to include the value of the rights)	7.50	7.50	7.50	7.50
Pro forma net tangible book value per share, as adjusted*	5.14	4.14	2.62	0.27
Dilution to public shareholders	2.36	3.36	4.88	7.23

*The pro forma net tangible book value per share after the offering is calculated as follows:

Numerator:
Net tangible book value before this offering	$(47,473)	$(47,473)	$(47,473)	$(47,473)
Net proceeds from this offering and sale of the private units, net of expenses(9)	250,750,000	250,750,000	250,750,000	250,750,000
Plus: Offering costs accrued in advance, excluded from tangible book value	51,250	51,250	51,250	51,250
Less: Proceeds held in trust subject to redemption (10)	(62,500,000)	(125,000,000)	(187,500,000)	(245,753,776)
	$188,253,777	$125,753,777	$63,253,777	$5,000,001

Denominator:
Ordinary shares issued and outstanding prior to this offering (10)	9,583,333	9,583,333	9,583,333	9,583,333
Less: founder shares forfeited if over-allotment is not exercised	(1,250,000)	(1,250,000)	(1,250,000)	(1,250,000)
Ordinary shares included in the public units offered	25,000,000	25,000,000	25,000,000	25,000,000
Ordinary shares included in the private units	267,500	267,500	267,500	267,500
Ordinary shares underlying the rights to be included in the public units	8,333,333	8,333,333	8,333,333	8,333,333
Ordinary shares underlying the rights to be included in the private units	89,166	89,166	89,166	89,166
Representative Share	875,000	875,000	875,000	875,000
Less: Shares subject to redemption	(6,250,000)	(12,500,000)	(18,750,000)	(24,575,377)
	36,648,332	30,398,332	24,148,332	18,322,955
As of February 28, 2026
	With Over-Allotment Option Exercised
	Scenario A 25% of maximum redemptions(5)	Scenario B 50% of maximum redemptions(6)	Scenario C 75% of maximum redemptions(7)	Scenario D maximum redemptions(8)
Offering price of $7.50 included in the units (adjusted to include the value of the rights)	7.50	7.50	7.50	7.50
Pro forma net tangible book value per share, as adjusted*	5.14	4.14	2.62	0.24
Dilution to public shareholders	2.36	3.36	4.88	7.26

*The pro forma net tangible book value per share after the offering is calculated as follows:

Numerator:
Net tangible book value before this offering	(47,473)	(47,473)	(47,473)	(47,473)
Net proceeds from this offering and sale of the private units, net of expenses(9)	288,250,000	288,250,000	288,250,000	288,250,000
Plus: Offering costs accrued in advance, excluded from tangible book value	51,250	51,250	51,250	51,250
Less: Proceeds held in trust subject to redemption (10)	(71,875,000)	(143,750,000)	(215,625,000)	(283,253,776)
	$216,378,777	$144,503,777	$72,628,777	$5,000,001

Denominator:
Ordinary shares issued and outstanding prior to this offering (10)	9,583,333	9,583,333	9,583,333	9,583,333
Ordinary shares included in the public units offered	28,750,000	28,750,000	28,750,000	28,750,000
Ordinary shares included in the private units	286,250	286,250	286,250	286,250
Ordinary shares underlying the rights to be included in the public units	9,583,333	9,583,333	9,583,333	9,583,333
Ordinary shares underlying the rights to be included in the private units	95,416	95,416	95,416	95,416
Representative Share	1,006,250	1,006,250	1,006,250	1,006,250
Less: Shares subject to redemption	(7,187,500)	(14,375,000)	(21,562,500)	(28,325,377)
	$42,117,082	$34,929,582	$27,742,082	$20,979,205
(1)	The numbers set forth in this column assume that 6,250,000 public shares, or 25%, of 25,000,000 public shares are redeemed.
(2)	The numbers set forth in this column assume that 12,500,000 public shares, or 50%, of 25,000,000 public shares are redeemed.
(3)	The numbers set forth in this column assume that 18,750,000 public shares, or 75%, of 25,000,000 public shares are redeemed.
(4)	The numbers set forth in this column assume that 24,575,377 public shares are redeemed, which is the maximum redemption that would permit us to maintain net tangible assets of $5,000,001.
(5)	The numbers set forth in this column assume that 7,187,500 public shares, or 25%, of 28,750,000 public shares are redeemed.
(6)	The numbers set forth in this column assume that 14,375,000 public shares, or 50%, of 28,750,000 public shares are redeemed.
(7)	The numbers set forth in this column assume that 21,562,500 public shares, or 75%, of 28,750,000 public shares are redeemed.
(8)	The numbers set forth in this column assume that 28,325,377 public shares are redeemed, which is the maximum number of shares that can be redeemed that would permit us to maintain net tangible assets of $5,000,001.
(9)	Expenses applied against gross proceeds include offering expenses of $1,925,000. See “Use of Proceeds.”
(10)	If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our Sponsor, directors, executive officers, advisors or any of their affiliates may purchase public shares or public units in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share.